Statements of Changes in Stockholders' Deficit - Genesis Unicorn Capital Corp [Member] - USD ($)		Common Stock Class A [Member]	Common Stock Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Shareholders' Equity [Member]
Beginning balance value at Feb. 22, 2021
Beginning balance, shares at Feb. 22, 2021
Net loss					(16,778)	(16,778)
Issuance of Class B common stock to Sponsor	[1]		$ 216	24,784		25,000
Issuance of Class B common stock to Sponsor, shares	[1]		2,156,250
Ending balance value at Dec. 31, 2021			$ 216	24,784	(16,778)	8,222
Ending balance, shares at Dec. 31, 2021			2,156,250
Net loss					(160,858)	(160,858)
Sale of Units in Initial Public Offering, net of offering costs		$ 863		84,677,946		84,678,809
Sale of Units in Initial Public Offering, net of offering costs, shares		8,625,000
Class A Common Stock subject to possible redemption		$ (863)		(87,542,887)		(87,543,750)
Class A Common Stock subject to possible redemption, shares		(8,625,000)
Sale of Private Placement Units		$ 38		3,773,272		3,773,310
Sale of Private Placement Units, shares		377,331
Representative shares		$ 4		(4)
Representative shares, shares		43,125
Deferred underwriting commission				(2,803,125)		(2,803,125)
Re-classification				1,870,014	(1,870,014)
Ending balance value at Mar. 31, 2022		$ 42	$ 216		(2,047,650)	(2,047,392)
Ending balance, shares at Mar. 31, 2022		420,456	2,156,250
Beginning balance value at Dec. 31, 2021			$ 216	24,784	(16,778)	8,222
Beginning balance, shares at Dec. 31, 2021			2,156,250
Ending balance value at Jun. 30, 2022		$ 42	$ 216		(2,201,280)	(2,201,022)
Ending balance, shares at Jun. 30, 2022		420,456	2,156,250
Beginning balance value at Dec. 31, 2021			$ 216	24,784	(16,778)	8,222
Beginning balance, shares at Dec. 31, 2021			2,156,250
Remeasurement of Class A common stock to redemption amount					(754,044)	(754,044)
Net loss					(519,798)	(519,798)
Sale of Units in Initial Public Offering, net of offering costs		$ 863		84,677,946		84,678,809
Sale of Units in Initial Public Offering, net of offering costs, shares		8,625,000
Class A Common Stock subject to possible redemption		$ (863)		(87,542,887)		(87,543,750)
Class A Common Stock subject to possible redemption, shares		(8,625,000)
Sale of Private Placement Units		$ 38		3,773,272		3,773,310
Sale of Private Placement Units, shares		377,331
Representative shares		$ 4		(4)
Representative shares, shares		43,125
Deferred underwriting commission				(2,803,125)		(2,803,125)
Re-classification				1,870,014	(1,870,014)
Ending balance value at Dec. 31, 2022		$ 42	$ 216		(3,160,634)	(3,160,376)
Ending balance, shares at Dec. 31, 2022		420,456	2,156,250
Beginning balance value at Mar. 31, 2022		$ 42	$ 216		(2,047,650)	(2,047,392)
Beginning balance, shares at Mar. 31, 2022		420,456	2,156,250
Net loss					(153,630)	(153,630)
Ending balance value at Jun. 30, 2022		$ 42	$ 216		(2,201,280)	(2,201,022)
Ending balance, shares at Jun. 30, 2022		420,456	2,156,250
Beginning balance value at Dec. 31, 2022		$ 42	$ 216		(3,160,634)	(3,160,376)
Beginning balance, shares at Dec. 31, 2022		420,456	2,156,250
Remeasurement of Class A common stock to redemption amount					(521,015)	(521,015)
Net loss					(507,117)	(507,117)
Ending balance value at Mar. 31, 2023		$ 42	$ 216		(4,188,766)	(4,188,508)
Ending balance, shares at Mar. 31, 2023		420,456	2,156,250
Beginning balance value at Dec. 31, 2022		$ 42	$ 216		(3,160,634)	(3,160,376)
Beginning balance, shares at Dec. 31, 2022		420,456	2,156,250
Ending balance value at Jun. 30, 2023		$ 42	$ 216		(5,755,919)	(5,755,661)
Ending balance, shares at Jun. 30, 2023		420,456	2,156,250
Beginning balance value at Mar. 31, 2023		$ 42	$ 216		(4,188,766)	(4,188,508)
Beginning balance, shares at Mar. 31, 2023		420,456	2,156,250
Remeasurement of Class A common stock to redemption amount					(1,817,679)	(1,817,679)
Net loss					250,526	250,526
Ending balance value at Jun. 30, 2023		$ 42	$ 216		$ (5,755,919)	$ (5,755,661)
Ending balance, shares at Jun. 30, 2023		420,456	2,156,250

[1]	On November 19, 2021, the Company cancelled 718,750 shares of Class B common stock, resulting in an aggregate of 2,156,250 Founder Shares of Class B common stock issued and outstanding, of which 281,250 shares were subject to forfeiture. All shares and associated amounts have been retroactively restated to reflect the surrender of these shares.